Related Party Transactions - Founder shares (Details) - USD ($)									3 Months Ended
	May 08, 2020	May 02, 2020	Mar. 05, 2020	Mar. 02, 2020	Feb. 10, 2020	Jan. 24, 2020	Jan. 24, 2020	Jan. 15, 2020	Jun. 30, 2020	Mar. 31, 2020	[1]
Related Party Transactions
Capital contribution by sponsor							$ 25,000			$ 25,000
Number of founder shares outstanding			17,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			1 year			1 year
Price per share			$ 12.00			$ 12.00	$ 12.00
Closing price of share for threshold trading days			20 days			20 days			20 days
Closing price of share for threshold consecutive trading days			30 days			30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days			150 days
Sponsor
Related Party Transactions
Number of shares transferred to each initial stockholder		20,000			14,375,000
Number of shares held by sponsor	17,190,000		17,210,000		14,335,000
Transfer of shares to initial stockholder		20,000			14,375,000
Aggregate purchase price	$ 80,000		$ 80,000
Related Party Transaction, Number of Shares Held	17,190,000		17,210,000		14,335,000
Laurence E. Paul
Related Party Transactions
Number of shares received from sponsor			20,000	20,000
Messrs. Delman
Related Party Transactions
Number of shares received from sponsor				20,000
Kazam
Related Party Transactions
Number of shares received from sponsor			20,000	20,000
Class A common stock
Related Party Transactions
Number of founder shares outstanding						0	0		2,841,111
Price per share									$ 10.00
Class B common stock
Related Party Transactions
Number of shares for forfeited						2,250,000
Number of founder shares outstanding						17,250,000	17,250,000		17,250,000
Class B common stock | Sponsor
Related Party Transactions
Number of shares issued to sponsor								11,500,000
Capital contribution by sponsor								$ 25,000
Capital contribution by sponsor per share								$ 0.002

[1]	All shares and the associated amounts have been retroactively restated to reflect a 1:1.25 stock split of each outstanding share of Class B common stock in February 2020 and a 1:1.2 stock split of Class B common stock in March 2020 (see Note 4).